FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 53,641	$ 64,026
Accounts payable and accrued liabilities	$ 5,262	$ 2,793
Currency risk [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.10
Reasonably possible change in risk variable, impact on net loss	$ 212